UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21698
                                                    ------------

            The Gabelli Global Gold, Natural Resources & Income Trust
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                            [GRAPHIC OMITTED]
                                                            THE GABELLI
                                                            GLOBAL GOLD,
                                                            NATURAL RESOURCES
                                                            & INCOME TRUST

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2005



TO OUR SHAREHOLDERS,

      The Gabelli Global Gold, Natural Resources & Income Trust commenced operations on March 29, 2005 with a net asset value of $19.06 per share and a market price of $20.00 per share. On June 30, 2005 the Trust had a net asset value of $19.67 per share and a market price of $19.75 per share. The Trust paid its first distribution on June 24, 2005 to shareholders of record on June 16 in the amount of $0.14 per share.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, current and historical quarterly reports, closing prices and other current news. We welcome your comments and questions via e-mail at closedend@gabelli.com.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of quarterly report availability, news events, media sightings and mutual fund prices and performance.

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)


The following table presents portfolio holdings as a percent of total net assets:


LONG POSITIONS
Metals and Mining ...............................  53.2%
Energy and Utilities ............................  35.2%
U.S. Government Obligations .....................  10.1%
Paper and Forest Products .......................   4.5%
Specialty Chemicals .............................   1.4%
Liabilities in Excess of Other Assets ...........  (0.5)%

SHORT POSITIONS
Put Options Written .............................  (0.0)%
Call Options Written ............................  (3.9)%
                                                  ------
                                                  100.0%
                                                  ======


THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST (THE "TRUST") FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH YEAR FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE TRUST AT 800-GABELLI (800-422-3554). THE TRUST'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Trust files form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Trust's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)

                                                       MARKET
   SHARES                                  COST         VALUE
   ------                                  ----        ------
             COMMON STOCKS -- 94.3%
             ENERGY AND UTILITIES -- 35.2%
    135,600  BG Group plc, ADR ....... $  5,374,556  $  5,640,960
     80,000  BJ Services Co. .........    4,207,500     4,198,400
     50,000  BP plc, ADR .............    3,071,750     3,119,000
     88,000  Burlington
               Resources Inc. ........    4,924,480     4,861,120
     51,200  Chevron Corp. ...........    2,926,551     2,863,104
     80,000  ConocoPhillips(e) .......    4,170,126     4,599,200
    112,000  Devon Energy Corp.(e) ...    5,141,736     5,676,160
     80,000  Exxon Mobil Corp.(e) ....    4,641,475     4,597,600
    208,300  GlobalSantaFe Corp. .....    7,564,854     8,498,640
     86,000  Halliburton Co. .........    3,679,217     4,112,520
     41,399  Kerr-McGee Corp. ........    3,014,384     3,159,158
     57,600  Marathon Oil Corp. ......    2,883,098     3,074,112
    120,000  Murphy Oil Corp. ........    5,688,334     6,267,600
     44,600  Nabors Industries
               Ltd.+ .................    2,416,376     2,703,652
    108,400  Noble Corp. .............    6,349,228     6,667,684
     60,000  Norsk Hydro ASA .........    4,964,561     5,509,389
    122,400  Rowan Companies Inc. ....    3,470,894     3,636,504
     88,000  Suncor Energy Inc. ......    4,072,260     4,164,160
     60,000  Tesoro Corp. ............    2,353,800     2,791,200
     40,000  Total SA, ADR ...........    4,651,600     4,674,000
     85,000  Transocean Inc.+ ........    4,429,050     4,587,450
     78,000  Unocal Corp. ............    4,344,280     5,073,900
    104,100  Valero Energy Corp.(e) ..    7,415,186     8,235,351
    101,500  Weatherford
               International Ltd.+ ...    5,434,763     5,884,970
    126,000  Williams Companies Inc. .    2,247,877     2,394,000
    156,000  XTO Energy Inc.(e) ......    4,834,647     5,302,440
                                       ------------  ------------
                                        114,272,583   122,292,274
                                       ------------  ------------
             METALS AND MINING -- 53.2%
    560,000  Agnico-Eagle
               Mines Ltd. ............    7,472,130     7,056,000
    172,000  Alcoa Inc.(e) ...........    4,836,990     4,494,360
    120,000  Anglo American plc ......    2,905,846     2,814,398
    371,700  AngloGold Ashanti Ltd.,
               ADR ...................   12,501,047    13,280,841
     34,000  Arcelor .................      711,937       667,377
    600,000  Barrick Gold Corp.(e) ...   13,872,428    15,018,000
    100,000  Bema Gold Corp.+ ........      262,900       239,000
    176,200  BHP Billiton Ltd., ADR ..    4,760,353     4,810,260
    150,000  Compania de Minas
               Buenaventura SA, ADR ..    3,135,000     3,448,500
    409,900  Freeport-McMoRan
               Copper & Gold Inc.,
               Cl. B(e) ..............   15,130,124    15,346,656
    532,200  Glamis Gold Ltd.+ .......    7,925,716     9,159,162
  1,270,100  Gold Fields Ltd., ADR ...   13,097,274    14,415,635

                                                       MARKET
   SHARES                                  COST         VALUE
   ------                                  ----        ------
    721,000  Goldcorp Inc.(e) ........ $  9,737,750  $ 11,377,380
    250,000  Golden Star
               Resources Ltd.+ .......      745,494       775,000
    491,700  Harmony Gold Mining
               Co. Ltd., ADR .........    3,537,525     4,208,952
    205,000  IAMGOLD Corp.,
               New York ..............    1,183,770     1,398,100
    330,000  IAMGOLD Corp.,
               Toronto ...............    2,178,262     2,227,473
     47,000  Inco Ltd. ...............    1,841,323     1,774,250
    563,500  Ivanhoe Mines Ltd.,
               New York+ .............    4,039,928     4,378,395
     98,000  Ivanhoe Mines Ltd.,
               Toronto+ ..............      677,587       761,476
  1,135,700  Kinross Gold Corp.+ .....    6,092,200     6,927,770
  4,300,000  Lihir Gold Ltd.+ ........    3,389,100     3,993,239
    547,500  Meridian Gold Inc.+ .....    9,255,415     9,855,000
     85,000  Newcrest Mining Ltd. ....    1,000,867     1,124,516
    337,500  Newmont Mining Corp.(e) .   13,331,450    13,172,625
  1,500,000  Oxiana Ltd.+ ............    1,041,221     1,016,198
     55,000  Peabody Energy Corp. ....    2,844,045     2,862,200
     29,000  Phelps Dodge Corp. ......    2,467,670     2,682,500
    697,500  Placer Dome Inc.(e) .....    9,925,068    10,727,550
    505,000  Randgold Resources
               Ltd., ADR+ ............    6,381,272     7,100,300
     30,000  Rio Tinto plc, ADR ......    3,821,446     3,657,600
     59,000  Teck Cominco Ltd.,
               Cl. B .................    1,987,814     1,990,744
     86,791  Xstrata plc .............    1,639,777     1,674,769
                                       ------------  ------------
                                        173,730,729   184,436,226
                                       ------------  ------------
             PAPER AND FOREST PRODUCTS -- 4.5%
     78,000  International Paper Co. .    2,826,580     2,356,380
    100,000  Plum Creek Timber
               Co. Inc. ..............    3,521,762     3,630,000
     83,000  Potlatch Corp. ..........    3,969,061     4,343,390
    194,000  Smurfit-Stone
               Container Corp.+ ......    2,894,996     1,972,980
     54,000  Weyerhaeuser Co. ........    3,764,642     3,437,100
                                       ------------  ------------
                                         16,977,041    15,739,850
                                       ------------  ------------
             SPECIALTY CHEMICALS -- 1.4%
     20,000  Dow Chemical Co. ........      907,580       890,600
     90,000  E.I. du Pont de
               Nemours and Co. .......    4,311,700     3,870,900
                                       ------------  ------------
                                          5,219,280     4,761,500
                                       ------------  ------------
             TOTAL COMMON
              STOCKS .................  310,199,633   327,229,850
                                       ------------  ------------

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

  PRINCIPAL                                            MARKET
   AMOUNT                                 COST          VALUE
  ---------                               ----         ------
             SHORT-TERM OBLIGATIONS -- 10.1%
             U.S.  GOVERNMENT  OBLIGATIONS -- 10.1%
$35,245,000  U.S.  Treasury Bills,
               2.783% to 2.988%++,
               07/14/05 to 09/15/05 .. $ 35,082,494  $ 35,080,031
                                       ------------  ------------
             TOTAL SHORT-TERM
              OBLIGATIONS ............   35,082,494    35,080,031
                                       ------------  ------------
TOTAL INVESTMENTS -- 104.4% .......... $345,282,127   362,309,881
                                       ============

OPTIONS WRITTEN AND OTHER LIABILITIES IN
  EXCESS OF OTHER ASSETS -- (4.4)% .................  (15,259,007)
                                                     ------------

NET ASSETS -- COMMON SHARES
  (17,640,164 common shares
  outstanding) -- 100% ............................. $347,050,874
                                                     ============
NET ASSET VALUE PER COMMON SHARE
   ($347,050,874 / 17,640,164
   shares outstanding) .............................       $19.67
                                                           ======

             OPTION CONTRACTS WRITTEN-- (3.9)%
   NUMBER OF                         EXPIRATION DATE/    MARKET
   CONTRACTS ISSUE                    EXERCISE PRICE      VALUE
   --------- -----                    --------------     ------
             PUT OPTIONS WRITTEN-- (0.0)%
         50  AngloGold Ashanti Ltd.,
               ADR ................... Jul. 05/35    $      2,250
        400  Barrick Gold Corp. ...... Jul. 05/25          20,000
        250  Freeport-McMoRan Copper,
               Cl. B ................. Aug. 05/35          18,750
        100  Inco Ltd. ............... Oct. 05/35          14,500
        375  Newmont Mining Corp. .... Jul. 05/37.50        9,375
        650  Placer Dome Inc. ........ Jul. 05/15          16,250
        650  Placer Dome Inc. ........ Aug. 05/15          42,250
        150  Teck Cominco Ltd.,
               Cl. B(a) .............. Aug. 05/38           9,182
                                                     ------------
             TOTAL PUT OPTIONS WRITTEN
              (Premiums received $120,858) ......... $    132,557
                                                     ============
             CALL OPTIONS WRITTEN -- (3.9)%
      1,500  Agnico-Eagle Mines Ltd. . Jul. 05/12.50 $     52,500
      3,600  Agnico-Eagle Mines Ltd. . Aug. 05/15          36,000
        200  Agnico-Eagle Mines Ltd. . Aug. 05/17.50        2,000
        300  Agnico-Eagle Mines Ltd. . Nov. 05/15           9,000
        640  Alcoa Inc. .............. Jul. 05/27.50        9,600
        539  Alcoa Inc. .............. Jul. 05/30           2,695
        300  Alcoa Inc. .............. Jul. 05/32.50        1,500
        241  Alcoa Inc. .............. Oct. 05/30           6,025
         50  Anglo American plc(b) ... Sep. 05/1300        47,480
         70  Anglo American plc(b) ... Sep. 05/1350        36,999

   NUMBER OF                         EXPIRATION DATE/    MARKET
   CONTRACTS ISSUE                    EXERCISE PRICE      VALUE
   --------- -----                    --------------     ------
      1,725  AngloGold Ashanti Ltd.,
               ADR ................... Jul. 05/35    $    207,000
        725  AngloGold Ashanti Ltd.,
               ADR ................... Jul. 05/40           3,625
        532  AngloGold Ashanti Ltd.,
               ADR ................... Oct. 05/35         164,920
        735  AngloGold Ashanti Ltd.,
               ADR ................... Oct. 05/40          58,800
      1,506  Barrick Gold Corp. ...... Jul. 05/22.50      384,030
      2,025  Barrick Gold Corp. ...... Jul. 05/25         101,250
        188  Barrick Gold Corp. ...... Jul. 05/30             940
        900  Barrick Gold Corp. ...... Oct. 05/22.50      288,000
        606  Barrick Gold Corp. ...... Oct. 05/25          96,960
        775  Barrick Gold Corp. ...... Oct. 05/30          19,375
        700  Bema Gold Corp. ......... Jul. 05/2.50         7,000
        300  Bema Gold Corp. ......... Oct. 05/5            2,250
        900  BHP Billiton Ltd., ADR .. Jul. 05/30           4,500
        100  BHP Billiton Ltd., ADR .. Aug. 05/25          28,500
        120  BHP Billiton Ltd., ADR .. Aug. 05/30           3,900
        170  BHP Billiton Ltd., ADR .. Aug. 05/35           1,700
        472  BHP Billiton Ltd., ADR .. Nov. 05/30          47,200
         20  BJ Services Co. ......... Jul. 05/55             900
        600  BJ Services Co. ......... Jul. 05/60           6,000
        180  BJ Services Co. ......... Aug. 05/60           6,750
        240  BP plc, ADR ............. Jul. 05/60          72,000
        100  BP plc, ADR ............. Jul. 05/65           2,000
        160  BP plc, ADR ............. Oct. 05/65          24,000
        400  Burlington Resources Inc. Jul. 05/60           2,000
         80  Burlington Resources Inc. Aug. 05/55          21,200
        400  Burlington Resources Inc. Aug. 05/65           9,000
        162  Chevron Corp. ........... Jul. 05/60           1,620
        200  Chevron Corp. ........... Aug. 05/60          12,000
         52  Chevron Corp. ........... Sep. 05/55          14,560
         98  Chevron Corp. ........... Sep. 05/65           1,960
        925  Compania de Minas
               Buenaventura SA, ADR .. Jul. 05/22.50       76,313
        500  Compania de Minas
               Buenaventura SA, ADR .. Sep. 05/22.50       78,750
         75  Compania de Minas
               Buenaventura SA, ADR .. Dec. 05/25           6,750
         50  ConocoPhillips .......... Jul. 05/65             500
        300  ConocoPhillips .......... Aug. 05/55         117,000
        400  ConocoPhillips .......... Aug. 05/60          54,000
         50  ConocoPhillips .......... Aug. 05/65           2,000
        600  Devon Energy Corp. ...... Jul. 05/50          96,000
        380  Devon Energy Corp. ...... Aug. 05/55          30,400
        140  Devon Energy Corp. ...... Oct. 05/50          60,200
         60  Dow Chemical Co. ........ Aug. 05/45           8,400
        140  Dow Chemical Co. ........ Aug. 05/50           2,800
        200  E.I. du Pont de Nemours
               & Co. ................. Jul. 05/50           1,000

                 See accompanying notes to financial statements.

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

   NUMBER OF                         EXPIRATION DATE/    MARKET
   CONTRACTS ISSUE                    EXERCISE PRICE      VALUE
   --------- -----                    --------------     ------
             OPTION CONTRACTS WRITTEN (CONTINUED)
             CALL OPTIONS WRITTEN (CONTINUED)
        290  E.I. du Pont de Nemours
               & Co. ................. Oct. 05/50    $      7,250
        410  E.I. du Pont de Nemours
               & Co. ................. Oct. 05/55           4,100
         84  Exxon Mobil Corp. ....... Jul. 05/55          23,940
         50  Exxon Mobil Corp. ....... Jul. 05/60           1,500
        120  Exxon Mobil Corp. ....... Jul. 05/65             600
        100  Exxon Mobil Corp. ....... Aug. 05/60           9,500
        346  Exxon Mobil Corp. ....... Oct. 05/60          69,200
        100  Exxon Mobil Corp. ....... Oct. 05/65           6,000
        575  Freeport-McMoRan Copper
               & Gold Inc., Cl. B .... Jul. 05/40           7,188
      1,170  Freeport-McMoRan Copper
               & Gold Inc., Cl. B .... Aug. 05/35         374,400
      1,397  Freeport-McMoRan Copper
               & Gold Inc., Cl. B .... Aug. 05/40         104,775
         80  Freeport-McMoRan Copper
               & Gold Inc., Cl. B .... Aug. 05/45           1,200
        877  Freeport-McMoRan Copper
               & Gold Inc., Cl. B .... Nov. 05/40         197,325
        532  Glamis Gold Ltd. ........ Jul. 05/15         115,710
        600  Glamis Gold Ltd. ........ Jul. 05/17.50       21,000
        607  Glamis Gold Ltd. ........ Aug. 05/15         151,750
      3,583  Glamis Gold Ltd. ........ Aug. 05/17.50      250,810
         26  GlobalSantaFe Corp. ..... Jul. 05/35          15,210
        837  GlobalSantaFe Corp. ..... Jul. 05/37.50      292,950
        200  GlobalSantaFe Corp. ..... Jul. 05/40          26,000
         20  GlobalSantaFe Corp. ..... Aug. 05/40           4,500
        380  GlobalSantaFe Corp. ..... Aug. 05/45          17,100
        560  GlobalSantaFe Corp. ..... Oct. 05/42.50      113,400
         60  GlobalSantaFe Corp. ..... Oct. 05/45           6,000
      3,780  Gold Fields Ltd., ADR ... Jul. 05/10         491,400
      2,487  Gold Fields Ltd., ADR ... Jul. 05/12.50       12,435
      6,434  Gold Fields Ltd., ADR ... Oct. 05/12.50      289,530
        125  Goldcorp Inc. ........... Jul. 05/12.50       41,250
      3,830  Goldcorp Inc. ........... Jul. 05/15         325,550
        100  Goldcorp Inc. ........... Aug. 05/15          13,500
      2,685  Goldcorp Inc. ........... Oct. 05/15         443,025
        470  Goldcorp Inc. ........... Oct. 05/17.50       25,850
      1,300  Golden Star
               Resources Ltd. ........ Aug. 05/5            6,500
      1,200  Golden Star
               Resources Ltd. ........ Jan. 06/5           24,000
        340  Halliburton Co. ......... Jul. 05/45         119,000
        200  Halliburton Co. ......... Jul. 05/47.50       26,000
         80  Halliburton Co. ......... Aug. 05/50          10,800
        120  Halliburton Co. ......... Oct. 05/45          60,000
        120  Halliburton Co. ......... Oct. 05/55          12,000
        270  Harmony Gold Mining
               Co. Ltd., ADR ......... Jul. 05/7.50        35,100

   NUMBER OF                         EXPIRATION DATE/    MARKET
   CONTRACTS ISSUE                    EXERCISE PRICE      VALUE
   --------- -----                    --------------     ------
      1,830  Harmony Gold Mining
               Co. Ltd., ADR ......... Aug. 05/7.50  $    256,200
      1,077  Harmony Gold Mining
               Co. Ltd., ADR ......... Aug. 05/10          16,155
      1,740  Harmony Gold Mining
               Co. Ltd., ADR ......... Nov. 05/10          82,650
      2,700  IAMGOLD Corp.(a) ........ Aug. 05/9           60,602
        150  IAMGOLD Corp.(a) ........ Aug. 05/10           1,836
      2,010  IAMGOLD Corp. ........... Sep. 05/7.50        65,325
        450  IAMGOLD Corp.(a) ........ Nov. 05/10          11,019
         40  IAMGOLD Corp. ........... Dec. 05/7.50         2,300
        170  Inco Ltd. ............... Jul. 05/40           3,400
        100  Inco Ltd. ............... Jul. 05/45             500
        200  Inco Ltd. ............... Aug. 05/40          19,500
        624  International Paper Co. . Jul. 05/35           3,120
        156  International Paper Co. . Oct. 05/37.50        1,560
        360  Ivanhoe Mines Ltd. ...... Jul. 05/7.50        15,300
        360  Ivanhoe Mines Ltd. ...... Aug. 05/7.50        23,400
      4,232  Ivanhoe Mines Ltd. ...... Sep. 05/7.50       380,880
      1,488  Ivanhoe Mines Ltd. ...... Sep. 05/10           7,440
        175  Ivanhoe Mines Ltd. ...... Dec. 05/10           4,375
         64  Kerr-McGee Corp. ........ Jul. 05/75          12,800
        290  Kerr-McGee Corp. ........ Oct. 05/85          35,525
      2,000  Kinross Gold Corp. ...... Jul. 05/5.64       120,000
      5,000  Kinross Gold Corp. ...... Jul. 05/5.98       195,000
      3,200  Kinross Gold Corp. ...... Aug. 05/7.50        16,000
      1,157  Kinross Gold Corp. ...... Nov. 05/7.50        23,140
  1,300,000  Lihir Gold Ltd.(c) ...... Aug. 05/1.07       108,851
  3,000,000  Lihir Gold Ltd.(c) ...... Aug. 05/1.13       228,359
        156  Marathon Oil Corp. ...... Jul. 05/50          57,720
        280  Marathon Oil Corp. ...... Jul. 05/55          19,600
        140  Marathon Oil Corp. ...... Oct. 05/55          44,800
      1,050  Meridian Gold Inc. ...... Jul. 05/17.50       89,250
        400  Meridian Gold Inc. ...... Jul. 05/20           4,000
      1,250  Meridian Gold Inc. ...... Aug. 05/20          50,000
      1,375  Meridian Gold Inc. ...... Oct. 05/17.50      261,250
      1,400  Meridian Gold Inc. ...... Oct. 05/20         133,000
        280  Murphy Oil Corp. ........ Jul. 05/47.50      137,200
        400  Murphy Oil Corp. ........ Jul. 05/50         109,000
        520  Murphy Oil Corp. ........ Oct. 05/50         257,400
        175  Nabors Industries Ltd. .. Aug. 05/60          52,500
        175  Nabors Industries Ltd. .. Aug. 05/65          20,125
         96  Nabors Industries Ltd. .. Sep. 05/60          37,440
     85,000  Newcrest Mining Ltd.(c) . Oct. 05/17.10       49,820
        375  Newmont Mining Corp. .... Aug. 05/37.50       30,000
      2,275  Newmont Mining Corp. .... Aug. 05/42.50      136,500
      1,100  Newmont Mining Corp. .... Sep. 05/40         170,500
        260  Noble Corp. ............. Jul. 05/65          11,700
        500  Noble Corp. ............. Aug. 05/70          21,250
        324  Noble Corp. ............. Sep. 05/60         147,420

                 See accompanying notes to financial statements.

           THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

   NUMBER OF                         EXPIRATION DATE/    MARKET
   CONTRACTS ISSUE                    EXERCISE PRICE      VALUE
   --------- -----                    --------------     ------
             OPTION CONTRACTS WRITTEN (CONTINUED)
             CALL OPTIONS WRITTEN (CONTINUED)
        250  Norsk Hydro ASA(d) ...... Aug. 05/560   $    175,516
        100  Norsk Hydro ASA(d) ...... Aug. 05/620         11,095
  1,500,000  Oxiana Ltd.(c) .......... Oct. 05/1.008       22,836
        200  Peabody Energy Corp. .... Jul. 05/50          56,500
        105  Peabody Energy Corp. .... Aug. 05/50          44,625
        105  Peabody Energy Corp. .... Aug. 05/55          22,050
         70  Peabody Energy Corp. .... Aug. 05/60           4,025
         70  Peabody Energy Corp. .... Aug. 05/65             875
         70  Phelps Dodge Corp. ...... Jul. 05/90          27,300
        220  Phelps Dodge Corp. ...... Oct. 05/95         134,200
        500  Placer Dome Inc. ........ Jul. 05/15          30,000
        210  Placer Dome Inc. ........ Sep. 05/12.50       64,575
      1,625  Placer Dome Inc. ........ Sep. 05/15         195,000
      4,125  Placer Dome Inc. ........ Sep. 05/17.50      144,375
        140  Placer Dome Inc. ........ Dec. 05/15          24,500
        375  Placer Dome Inc. ........ Dec. 05/17.50       30,000
        120  Plum Creek Timber
               Co. Inc. .............. Aug. 05/40           1,200
        880  Plum Creek Timber
               Co. Inc. .............. Nov. 05/40          30,800
        767  Potlatch Corp. .......... Aug. 05/50         253,110
         63  Potlatch Corp. .......... Nov. 05/55          12,285
        750  Randgold Resources
               Ltd., ADR ............. Jul. 05/15          11,250
        400  Randgold Resources
               Ltd., ADR ............. Aug. 05/15          19,000
        350  Randgold Resources
               Ltd., ADR ............. Aug. 05/17.50        5,250
      1,800  Randgold Resources
               Ltd., ADR ............. Sep. 05/12.50      373,500
      1,250  Randgold Resources
               Ltd., ADR ............. Sep. 05/15          90,625
        100  Randgold Resources
               Ltd., ADR ............. Sep. 05/17.50        2,000
        400  Randgold Resources
               Ltd., ADR ............. Dec. 05/17.50       24,000
        165  Rio Tinto plc, ADR ...... Jul. 05/125         14,850
         60  Rio Tinto plc, ADR ...... Jul. 05/130          1,800
         75  Rio Tinto plc, ADR ...... Jul. 05/135          5,625
        104  Rowan Companies Inc. .... Jul. 05/30           7,280
        180  Rowan Companies Inc. .... Jul. 05/35             900
        350  Rowan Companies Inc. .... Aug. 05/32.50       21,000
        240  Rowan Companies Inc. .... Oct. 05/30          60,000
        350  Rowan Companies Inc. .... Oct. 05/35          26,250
      1,410  Smurfit-Stone
               Container Corp. ....... Aug. 05/12.50       21,150
        530  Smurfit-Stone
               Container Corp. ....... Aug. 05/17.50        7,950
        500  Suncor Energy Inc. ...... Aug. 05/50          82,500
         80  Suncor Energy Inc. ...... Sep. 05/45          34,800

   NUMBER OF                         EXPIRATION DATE/    MARKET
   CONTRACTS ISSUE                    EXERCISE PRICE      VALUE
   --------- -----                    --------------     ------
        300  Suncor Energy Inc. ...... Sep. 05/55    $     21,000
        340  Teck Cominco Ltd.,
               Cl. B(a) .............. Aug. 05/46          18,038
        250  Teck Cominco Ltd.,
               Cl. B(a) .............. Aug. 05/50           4,081
        600  Tesoro Corp. ............ Aug. 05/45         228,000
         80  Transocean Inc. ......... Jul. 05/60             800
        300  Transocean Inc. ......... Aug. 05/50         168,000
        150  Transocean Inc. ......... Aug. 05/55          42,000
        320  Transocean Inc. ......... Aug. 05/65           9,600
        208  Unocal Corp. ............ Jul. 05/55         206,960
        420  Unocal Corp. ............ Jul. 05/60         210,000
        152  Unocal Corp. ............ Oct. 05/60          92,720
        285  Valero Energy Corp. ..... Jul. 05/85          11,400
        170  Valero Energy Corp. ..... Jul. 05/90           1,700
        306  Valero Energy Corp. ..... Sep. 05/75         247,860
        280  Valero Energy Corp. ..... Sep. 05/90          65,800
        410  Weatherford
               International Ltd. .... Aug. 05/55         205,000
        100  Weatherford
               International Ltd. .... Aug. 05/60          16,500
        360  Weatherford
               International Ltd. .... Aug. 05/65          18,000
         85  Weatherford
               International Ltd. .... Nov. 05/55          52,275
         60  Weatherford
               International Ltd. .... Nov. 05/60          21,000
         40  Weyerhaeuser Co. ........ Jul. 05/65           2,800
         90  Weyerhaeuser Co. ........ Jul. 05/70           1,350
        140  Weyerhaeuser Co. ........ Jul. 05/80           7,000
         90  Weyerhaeuser Co. ........ Aug. 05/70           2,700
        180  Weyerhaeuser Co. ........ Oct. 05/70          19,800
      1,170  Williams Companies Inc. . Aug. 05/20          52,650
         90  Williams Companies Inc. . Nov. 05/22.50        3,600
      1,160  XTO Energy Inc. ......... Aug. 05/35         150,800
        100  XTO Energy Inc. ......... Aug. 05/40           2,250
        300  XTO Energy Inc. ......... Nov. 05/40          30,000
                                                     ------------
             TOTAL CALL OPTIONS WRITTEN
              (Premiums received $7,711,882) ....... $ 13,633,193
                                                     ============
------------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 (a) Exercise price denoted in Canadian dollars.
 (b) Exercise price denoted in British Pounds.
 (c) Exercise price denoted in Australian dollars.
 (d) Exercise price denoted in Norwegian Kroner.
 (e) Securities, or a portion thereof, with a value of $85,199,682 pledged as collateral for options written.

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)

ASSETS:
  Investments, at value (cost $345,282,127) .................     $ 362,309,881
  Deposit at broker .........................................         9,020,316
  Receivable for investments sold ...........................         1,184,504
  Dividends and interest receivable .........................           111,950
                                                                  -------------
  TOTAL ASSETS ..............................................       372,626,651
                                                                  -------------
LIABILITIES:
  Call options written (premiums received $7,711,882) .......        13,633,193
  Put options written (premiums received $120,858) ..........           132,557
  Foreign currency, at value (cost $742,107) ................           746,165
  Payable to custodian ......................................            14,480
  Payable for investments purchased .........................         9,618,256
  Payable for offering expenses .............................           582,725
  Dividends payable .........................................           430,459
  Payable for investment advisory fees ......................           281,589
  Other accrued expenses and liabilities ....................           136,353
                                                                  -------------
  TOTAL LIABILITIES .........................................        25,575,777
                                                                  -------------
  NET ASSETS applicable to 17,640,164
    shares outstanding ......................................     $ 347,050,874
                                                                  =============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value ...............     $      17,640
  Additional paid-in capital ................................       335,937,970
  Net unrealized appreciation on investments ................        17,027,754
  Net unrealized depreciation on options ....................        (5,933,010)
  Net unrealized appreciation on foreign
    currency translations ...................................               520
                                                                  -------------
  NET ASSETS ................................................     $ 347,050,874
                                                                  =============
NET ASSET VALUE:
  ($347,050,874 / 17,640,164 shares outstanding;
    unlimited number of shares authorized of
    $0.001 par value) .......................................            $19.67
                                                                         ======


                             STATEMENT OF OPERATIONS
                FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)(A)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $52,530) ...............      $    640,599
  Interest ..................................................           838,414
                                                                   ------------
  TOTAL INVESTMENT INCOME ...................................         1,479,013
                                                                   ------------
EXPENSES:
  Investment advisory fees ..................................           810,653
  Shareholder communications expenses .......................            62,873
  Trustees fees .............................................            28,532
  Legal and audit fees ......................................            24,818
  Payroll ...................................................            18,614
  Custodian fees ............................................             8,080
  Shareholder services fees .................................             3,323
  Miscellaneous expenses ....................................            56,726
                                                                   ------------
  TOTAL EXPENSES ............................................         1,013,619
                                                                   ------------
  NET INVESTMENT INCOME .....................................           465,394
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
  Net realized loss on investments ..........................          (891,163)
  Net realized gain on options ..............................         2,601,292
  Net realized loss on foreign
    currency transactions ...................................            (2,145)
  Net change in net unrealized
    appreciation/depreciation
    on investments, options and foreign
    currency translations ...................................        11,095,264
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
    OPTIONS AND FOREIGN CURRENCY ............................        12,803,248
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................      $ 13,268,642
                                                                   ============

-------------------
(a) The Gabelli Global Gold, Natural Resources & Income Trust commenced investment operations on March 29, 2005.


                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           PERIOD ENDED
                                                                                         JUNE 30, 2005(A)
                                                                                            (UNAUDITED)
                                                                                         ---------------
OPERATIONS:
  Net investment income ................................................................   $     465,394
  Net realized gain on investments,  options and foreign  currency  transactions .......       1,707,984
  Net change in unrealized  appreciation/depreciation  on investments,
  options and foreign currency translations ............................................      11,095,264
                                                                                           -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................      13,268,642
                                                                                           -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ................................................................        (465,394)*
  Net realized short term gain on investments, options and foreign currency transactions      (1,707,984)*
  Return of capital ....................................................................        (291,355)*
                                                                                           -------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ...........................................      (2,464,733)
                                                                                           -------------
TRUST SHARE TRANSACTIONS:
  Net increase in net assets  from common  shares  issued upon  reinvestment  of
    dividends and distributions and common shares issued in offering ...................     336,850,957
  Offering costs for common shares charged to paid-in-capital ..........................        (704,000)
                                                                                           -------------
  NET INCREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS .............................     336,146,957
                                                                                           -------------
  NET INCREASE IN NET ASSETS ...........................................................     346,950,866

NET ASSETS:
  Beginning of period ..................................................................         100,008
                                                                                           -------------
  End of period ........................................................................   $ 347,050,874
                                                                                           =============

-------------------------
 (a) The Gabelli Global Gold, Natural Resources & Income Trust commenced investment operations on March 29, 2005.
 * Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION. The Gabelli Global Gold, Natural Resources & Income Trust (the "Trust") is a closed-end non-diversified management investment company organized under the laws of the state of Delaware on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust sold 5,236 shares to Gabelli Funds, LLC (the "Adviser") for $100,008 on March 10, 2005. Investment operations commenced on March 29, 2005 upon the settlement of the sale of 16,600,000 shares of beneficial interest in the amount of $316,396,000 (net of underwriting fees and expenses of $15,604,000). In addition, on May 12, 2005, the Trust issued 1,000,000 shares of beneficial interest in the amount of $19,060,000 (net of underwriting fees and expenses of $940,000) in conjunction with the exercise of the underwriters' overallotment option. The Adviser agreed to pay all the Trust's organizational costs and the amount by which the Trust's offering costs (other than the underwriting fees) exceed $0.04 per common share.

     The Trust's primary investment objective is to provide a high level of current income. The Trust's secondary investment objective is to seek capital appreciation consistent with the Trust's strategy and its primary objective. Under normal market conditions, the Trust will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold industry and natural resources industries. The Trust anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold or the financing, managing and controlling or operating of companies engaged in "gold-related" activities ("Gold Companies"). In addition, the Trust anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production or distribution of natural resources, such as gas, oil, paper, food and agriculture, forestry products, metals and minerals as well as related transportation companies and equipment manufacturers ("Natural Resources Companies").

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

     Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Trust's holding period. The Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Trust in each agreement. The Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

     OPTIONS. The Trust may purchase or write call or put options on securities or indices. As a writer of put options, the Trust receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Trust would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Trust would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

     As a purchaser of put options, the Trust pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Trust would realize a gain upon sale or exercise. If the price of the underlying security increases or stay the same, the Trust would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

     In the case of call options, these exercise prices are referred to as "in-the-money", "at-the-money" and "out-of-the-money", respectively. The Trust may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Trust limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     Options activity for the Trust for the period ended June 30, 2005 was as follows:

                                                       NUMBER OF
                                                       CONTRACTS     PREMIUMS
                                                       ----------    --------
          Options outstanding at March 29, 2005 ....         --             --
          Options written ..........................  6,096,021    $12,662,688
          Options closed ...........................       (500)       (51,658)
          Options expired ..........................    (47,356)    (2,647,634)
          Options exercised ........................    (27,835)    (2,130,656)
                                                      ---------    -----------
          Options outstanding at June 30, 2005 .....  6,020,330    $ 7,832,740
                                                      =========    ===========

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Trust may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     CONCENTRATION RISKS. The Trust may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Trust may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Trust's net asset value and magnified effect in its total return.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from that determined under U.S. generally accepted accounting principles. These differences are primarily due to different treatments of income and gains on various investment securities held by the Trust, timing differences and differing characterizations of distributions made by the Trust.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     PROVISION FOR INCOME TAXES. The Trust intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Trust to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     Dividends and interest from non-U.S. sources received by the Trust are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Trust intends to undertake any procedural steps required to claim the benefits of such treaties.

      The  following   summarizes  the  tax  cost  of  investments  and  related
unrealized appreciation/depreciation at June 30, 2005:

                                                        GROSS            GROSS       NET UNREALIZED
                                                     UNREALIZED       UNREALIZED      APPRECIATION/
                                    COST/PREMIUMS   APPRECIATION     DEPRECIATION    (DEPRECIATION)
                                    -------------   ------------     ------------    --------------
        Investments .............  $348,056,323     $20,720,974     $ (6,467,416)    $14,253,558
        Options Written .........    (7,832,740)      1,013,295       (6,946,305)     (5,933,010)
                                                    -----------     ------------     -----------
                                                    $21,734,269     $(13,413,721)    $ 8,320,548
                                                    ===========     ============     ===========

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Trust's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Trust's portfolio and oversees the administration of all aspects of the Trust's business and affairs.

     The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During the period ended June 30, 2004, the Trust reimbursed the Adviser $11,250 in connection with the cost of computing the Trust's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

     The Trust is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $1,654 for the period ended June 30, 2005, which is included in miscellaneous expenses in the Statement of Operations.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the period ended June 30, 2005, other than short term securities, aggregated $381,708,798 and $68,479,465, respectively.

5. CAPITAL. The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.001 per share. The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.50% or more (or such other percentage as the Board may determine from time to time) from the net asset value of the shares. During the period ended June 30, 2005, the Trust did not repurchase any shares of beneficial interest in the open market.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     Transactions in shares of beneficial interest were as follows:

                                                            PERIOD ENDED
                                                          JUNE 30, 2005(A)
                                                             (UNAUDITED)
                                                      --------------------------
                                                         SHARES        AMOUNT
                                                        --------    ------------

        Initial seed capital, March 10, 2005 ........      5,236   $    100,008
        Shares issued in offering ................... 17,600,000    335,456,000
        Shares issued upon reinvestment of
          dividends and distributions ...............     34,928        690,957
                                                      ----------   ------------
        Net increase ................................ 17,640,164   $336,246,965
                                                      ==========   ============

-----------------
(a) The Gabelli Global Gold, Natural Resources & Income Trust commenced investment operations on March 29, 2005.

6. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Trust does not believe that these matters will have a material adverse effect on the Trust's financial position or the results of its operations.

7. INDEMNIFICATIONS. The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:
                                                                PERIOD ENDED
                                                              JUNE 30, 2005(A)
                                                                (UNAUDITED)
                                                              ---------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ........................ $  19.06(b)
                                                                 --------
   Net investment income .......................................     0.01
   Net realized and unrealized gain on investments .............     0.74
                                                                 --------
   Total from investment operations ............................     0.75
                                                                 --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .......................................    (0.02)*
   Net realized gain on investments ............................    (0.10)*
   Return of capital ...........................................    (0.02)*
                                                                 --------
   Total distributions to common shareholders ..................    (0.14)
                                                                 --------
   NET ASSET VALUE, END OF PERIOD .............................. $  19.67
                                                                 ========
   Net asset value total return + ..............................      4.0%
                                                                 ========
   Market value, end of period ................................. $  19.75
                                                                 ========
   Total investment return ++ ..................................     (0.6)%
                                                                 ========

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets end of period (in 000's) ......................... $347,051
   Ratio of net investment income to average net assets ........     0.56%(c)
   Ratio of operating expenses to average net assets ...........     1.23%(c)
   Portfolio turnover rate .....................................     25.7%

-----------------------
+ Based on net asset value per share at commencement of operations of $19.06 per share, adjusted for reinvestment of dividends at net asset value on the ex-dividend date. Total return for the period of less than one year is not annualized.
++ Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestment of dividends on the payment date. Total return for the period of less than one year is not annualized.
(a) The Gabelli Global Gold, Natural Resources & Income Trust commenced investment operations on March 29, 2005.
(b) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
(c) Annualized.
*   Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

            BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

NATURE, EXTENT AND QUALITY OF SERVICES. The independent trustees considered information regarding the portfolio management team, the depth of the analyst pool available to the Adviser and the portfolio management team, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the boards of the other Gabelli funds with respect to those funds. The independent trustees noted the experience, length of service and reputation of the portfolio management team and the historical ability of the Adviser to successfully manage closed-end funds.

INVESTMENT PERFORMANCE. The independent trustees did not review any performance of the Trust since it is a start-up fund without prior investment operations.

PROFITABILITY. The independent trustees reviewed summary data regarding the anticipated profitability of the Trust to the Adviser if the public offering raised approximately $200 million.

ECONOMIES OF SCALE. The independent trustees determined that economies of scale were unlikely to be an issue for a closed-end fund such as the Trust unless the public offering was far more successful than anticipated.

SHARING OF ECONOMIES OF SCALE. The independent trustees noted that the proposed investment management fee schedule for the Trust does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The independent trustees compared the anticipated expense ratios of the investment management fee, other expenses and total expenses of the Trust to similar expense ratios of a peer group of funds and noted that the Adviser's management fee includes substantially all administrative services of the Trust as well as investment advisory services. The trustees noted that the Trust's anticipated expense ratios were roughly average within this group. The trustees also noted that the management fee structure was similar to that in effect for most of the Gabelli funds although the investment strategies would require additional portfolio monitoring and adjustment. The trustees did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent trustees concluded that the Trust would enjoy highly experienced portfolio management services and good ancillary services. The independent trustees also concluded that the Trust's anticipated expense ratios and profitability to the Adviser of managing the Trust were reasonable and that economies of scale were not a factor in their thinking. The trustees noted that they would be able to revisit their conclusions during the periodic renewal process after the Trust had invested the proceeds of its offering and had actual expense and performance history. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent trustees determined to recommend approval of the investment management agreement to the full Board of Trustees.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

      It is the policy of The Gabelli Global Gold, Natural Resources & Income Trust (the "Trust") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Trust. Plan participants may send their share certificates to American Stock Transfer ("AST") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

            The Gabelli Global Gold, Natural Resources & Income Trust
                           c/o American Stock Transfer
                                6201 15th Avenue
                               Brooklyn, NY 11219

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan may contact AST at (888) 422-3262.

      SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at such participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of Common Shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Trust's Common Shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued Common Shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Trust's Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange trading day, the next trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, participants will receive shares from the Trust valued at market price. If the Trust should declare a dividend or capital gains distribution payable only in cash, AST will buy Common Shares in the open market, or on the American Stock Exchange or elsewhere, for the participants' accounts, except that AST will endeavor to terminate purchases in the open market and cause the Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Shares exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

      The Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name and participate in the Dividend Reinvestment Plan.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who purchases shares a pro rata share of the brokerage commissions. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Trust.

                              TRUSTEES AND OFFICERS
            THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Vincent D. Enright
  FORMER SENIOR VICE PRESIDENT AND
  CHIEF FINANCIAL OFFICER,
  KEYSPAN ENERGY CORP.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Karl Otto Pohl
   CHAIRMAN/TRUSTEE,
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthonie C. van Ekris
   CHAIRMAN,
   BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Joseph H. Egan
   TREASURER

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

OMBUDSMAN
Molly A.F. Marion

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
Mellon Trust of New England, N.A.

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
American Stock Transfer and Trust Company

STOCK EXCHANGE LISTING
                                   Common
                                  --------
Amex-Symbol:                         GGN
Shares Outstanding:              17,640,164

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds." The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
 For  general   information   about  the  Gabelli   Funds,   call   800-GABELLI
 (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Gabelli Global Gold, Natural Resources & Income Trust may, from time to time, purchase its shares in the open market when the Gabelli Global Gold, Natural Resources & Income Trust shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL GOLD, NATURAL
RESOURCES & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

SEMI-ANNUAL REPORT
JUNE 30, 2005

                                                                    GGN-SA-Q2/05

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES


========================================================================================================================
                                                               (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                 SHARES (OR UNITS)       APPROXIMATE DOLLAR VALUE) OF
            (A) TOTAL  NUMBER OF                               PURCHASED AS PART OF       SHARES (OR UNITS) THAT MAY
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED        YET BE PURCHASED UNDER THE
 PERIOD          PURCHASED             PER SHARE (OR UNIT)       PLANS OR PROGRAMS             PLANS OR PROGRAMS
========================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - N/A
01/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/05
========================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - N/A
02/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/05
========================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 16,605,236
03/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/05
========================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 16,605,236
04/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/05
========================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 17,605,236
05/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/05
========================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 17,640,164
06/01/05
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/05
========================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
========================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.

     Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, Michael J. Melarkey and Salvatore J. Zizza. The Nominating Committee is responsible for identifying and recommending to the Board of Trustees individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustee candidates recommended by shareholders. In considering Trustees candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;
o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Fund and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and
o If requested by the Nominating Committee, a completed and signed Trustees questionnaire.


The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight on the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

The Board of Trustees has adopted a Nominating Committee Charter, which was approved on May 18, 2005.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           The Gabelli Global Gold, Natural Resources & Income Trust
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, President &
                           Principal Executive Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, President &
                           Principal Executive Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joseph H. Egan
                         -------------------------------------------------------
                           Joseph H. Egan, Treasurer &
                           Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.